Net debt - Additional information (Details) € in Millions, $ in Millions	1 Months Ended	6 Months Ended
	Jun. 27, 2026 EUR (€) item	Jun. 27, 2026 EUR (€) item	Jun. 27, 2026 USD ($) item	Dec. 31, 2025 USD ($)	Jun. 28, 2025 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 3,588	$ 3,111	$ 3,246
Corporate bond			$ 2,670	$ 2,478	$ 2,603
Net investment hedge | Currency risk | Euro Corporate Bond
Disclosure of detailed information about borrowings [line items]
Number of bonds designated as hedging instruments | item	2	2	2
Net investment hedge | Currency risk | Euro corporate bond, issued in 2026
Disclosure of detailed information about borrowings [line items]
Hedging instrument, liabilities | €	€ 500	€ 500
Net investment hedge | Currency risk | Euro corporate bond, issued in 2022
Disclosure of detailed information about borrowings [line items]
Hedging instrument, liabilities | €	500	€ 500
Euro corporate bond, issued in 2026
Disclosure of detailed information about borrowings [line items]
Proceeds from issue of bonds | €	€ 500
Interest rate	4.25%	4.25%	4.25%
Private placement debt
Disclosure of detailed information about borrowings [line items]
Leverage ratio		3.5
Not later than six months
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 0
Past due more than six months and not more than one year | US Corporate Bonds
Disclosure of detailed information about borrowings [line items]
Borrowings			350
Past due more than six months and not more than one year | Private placement debt
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 140